Financial Instruments and Risks - Sensitivity of Equity To Changes in Foreign Exchange Rates (Detail) - Presentation Currency - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Top of Range | USD/CHF
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	$ 54	$ 11,279
Top of Range | USD/EUR
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	(89)	467
Top of Range | USD/GBP
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	(27)	211
Top of Range | USD/BRL
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	77	64
Minimum | USD/CHF
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	(54)	(11,279)
Minimum | USD/EUR
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	89	(467)
Minimum | USD/GBP
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	27	(211)
Minimum | USD/BRL
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	$ (77)	$ (64)